Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (817,231)	$ (503,066)
Net cash provided by investing activities
Net cash provided by financing activities	150,000
Decrease in cash and cash equivalents	(667,231)	(503,066)
Cash, cash equivalents and restricted cash, beginning of year	986,010	1,484,236
Cash, cash equivalents and restricted cash, end of year	318,779	981,170
Cash, cash equivalents and restricted cash, end of year	318,779	981,170
Less: restricted cash		700,094
Cash and cash equivalents, end of year	$ 318,779	$ 281,076